Fidelity (logo) Investments®	FMR Corp. 82 Devonshire Street Boston MA 02109-3614 617 563 7000
\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	June 23, 2003

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Attention:	File Room

RE:	Empire Fidelity Investments Life Insurance Company
Empire Fidelity Variable Annuity Account A Trust (the trust):
File No. 33-54924

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced registration statement does not differ from that filed in the most recent post-effective amendment, which was filed electronically.

\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Very truly yours,

/s/ David J. Pearlman David J. Pearlman Associate General Counsel